UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 3.9%
Australia & New Zealand Banking Group Ltd.	21,600	$531,126
BHP Billiton Ltd. - ADR (a)	8,612	571,320
National Australia Bank Ltd.	40,000	1,043,680
Santos Ltd.	77,600	870,761
Treasury Wine Estates Ltd.	37,766	174,611
		3,191,498
Belgium – 0.5%
Mobistar SA	4,720	145,623
Solvay SA	2,900	301,094
		446,717
Canada – 5.0%
Bank of Montreal (a)	21,300	1,219,995
Bank of Nova Scotia (a)	12,700	662,955
Enbridge, Inc. (a)	27,000	1,104,662
National Bank of Canada (a)	5,600	417,020
Suncor Energy, Inc. (a)	3,650	111,591
TransCanada Corp. (a)	11,300	514,604
		4,030,827
Finland – 0.3%
Kesko Oyj, Class B	9,600	247,900
France – 4.1%
Bouygues SA	8,323	209,617
PPR SA	1,480	221,287
Sanofi SA	3,800	310,034
Schneider Electric SA	9,040	509,701
Societe Generale SA (b)	4,300	94,648
Total SA - ADR (a)	32,200	1,479,590
Vinci SA	12,100	512,402
		3,337,279
Germany – 2.5%
Allianz SE	4,500	446,440
BASF SE	11,100	810,355
SAP AG - ADR (a)	6,550	415,008
Siemens AG - ADR (a)	4,200	355,698
		2,027,501
Hong Kong – 2.2%
Esprit Holdings Ltd.	56,560	68,152
Hang Seng Bank Ltd.	19,600	271,919
Hopewell Holdings Ltd.	170,000	494,077
Power Assets Holdings Ltd.	117,900	925,230
		1,759,378
Italy – 0.2%
Enel SpA	63,100	180,199
Japan – 3.6%
Canon, Inc. - ADR (a)	10,600	354,570
Hitachi Koki Co. Ltd.	34,400	255,544
Mitsui & Co. Ltd.	46,700	689,603
Oracle Corp. Japan	12,000	537,160

Common Stocks	Shares	Value
Japan (concluded)
Ricoh Co. Ltd.	45,000	$307,659
Sharp Corp.	34,000	116,311
Takeda Pharmaceutical Co. Ltd.	13,600	624,644
		2,885,491
Netherlands – 0.6%
Royal Dutch Shell Plc, Class A - ADR	7,350	501,270
Singapore – 1.7%
Keppel Corp. Ltd.	62,800	562,059
K-Green Trust	14,200	11,119
Singapore Technologies Engineering Ltd.	156,000	412,795
United Overseas Bank Ltd.	22,347	357,987
		1,343,960
Spain – 0.5%
ACS Actividades de Construccion y Servicios SA	7,900	124,546
Iberdrola SA	43,030	155,856
Indra Sistemas SA	15,900	140,647
		421,049
Sweden – 3.3%
Axfood AB	8,200	290,193
Hennes & Mauritz AB, Class B	23,700	874,914
Ratos AB, Class B	41,800	432,383
Scania AB, Class B	41,300	710,050
TeliaSonera AB	56,700	374,734
		2,682,274
Switzerland – 0.8%
Nestle SA	6,300	387,048
Zurich Financial Services AG	1,284	284,974
		672,022
United Kingdom – 7.0%
AstraZeneca Plc	17,700	826,622
Barclays Plc - ADR (a)	11,900	124,474
BHP Billiton Plc	14,150	412,596
British American Tobacco Plc	17,300	918,876
GlaxoSmithKline Plc	32,425	746,087
HSBC Holdings Plc - ADR (a)	25,500	1,065,900
Man Group Plc	76,400	95,170
SSE Plc	35,000	718,883
Standard Chartered Plc	33,550	768,027
		5,676,635
United States – 61.1%
Abbott Laboratories (a)	11,600	769,196
Aflac, Inc. (a)	8,100	354,618
Altria Group, Inc.	46,100	1,658,217
Ameren Corp. (a)	25,000	855,250
American Express Co.	9,700	559,787
AT&T Inc. (a)	69,250	2,625,960
Automatic Data Processing, Inc. (a)	14,700	831,285

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	CHF	Swiss Franc	SEK	Swedish Krona
	EUR	Euro	SGD	Singapore Dollar
	GBP	British Pound	USD	US Dollar

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Bank of America Corp. (a)	20,300	$149,002
Bristol-Myers Squibb Co. (a)	42,000	1,495,200
Caterpillar, Inc. (a)	11,550	972,625
CenturyLink, Inc.	18,200	756,028
Chevron Corp.	18,600	2,038,188
The Chubb Corp.	6,900	501,561
Cincinnati Financial Corp. (a)	12,600	476,784
The Coca-Cola Co. (a)	11,900	961,520
Consolidated Edison, Inc. (a)	16,900	1,090,050
Dominion Resources, Inc. (a)	18,500	1,004,735
Emerson Electric Co. (a)	30,300	1,447,431
Equity Residential - REIT (a)	11,300	715,403
Exxon Mobil Corp. (a)	29,400	2,553,390
Frontier Communications Corp.	213,800	838,096
General Electric Co. (a)	58,600	1,215,950
Genuine Parts Co. (a)	6,600	422,598
The Goldman Sachs Group, Inc. (a)	3,200	322,880
HCP, Inc. - REIT	12,900	609,009
Health Care REIT, Inc.	11,400	709,422
The Home Depot, Inc. (a)	22,300	1,163,614
Hudson City Bancorp, Inc. (a)	29,600	187,960
Intel Corp. (a)	44,700	1,148,790
International Business Machines Corp. (a)	8,025	1,572,740
Johnson & Johnson (a)	17,700	1,225,194
Kraft Foods, Inc., Class A	13,400	532,114
Liberty Property Trust - REIT (a)	8,200	297,578
M&T Bank Corp. (a)	5,400	463,536
McDonald’s Corp. (a)	14,200	1,268,912
Merck & Co., Inc.	20,100	887,817
MetLife, Inc. (a)	8,600	264,622
Microchip Technology, Inc. (a)	21,300	710,994
Microsoft Corp. (a)	38,300	1,128,701
NextEra Energy, Inc.	11,700	829,530
PepsiCo, Inc. (a)	8,700	632,751
Pfizer, Inc. (a)	56,000	1,346,240
Philip Morris International, Inc. (a)	12,000	1,097,280
PPG Industries, Inc. (a)	6,800	744,328
Reynolds American, Inc. (a)	13,800	638,526
The Southern Co.	22,000	1,059,300
T. Rowe Price Group, Inc. (a)	6,500	394,875
United Technologies Corp. (a)	11,300	841,172
Ventas, Inc. - REIT (a)	12,513	841,499
Verizon Communications, Inc.	31,500	1,421,910
Wal-Mart Stores, Inc. (a)	9,850	733,136
The Walt Disney Co. (a)	29,900	1,469,286
Wells Fargo & Co. (a)	23,200	784,392
		49,620,982
Total Long-Term Investments (Cost – $77,998,717) – 97.3%		79,024,982

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	3,020,767	3,020,767
Total Short-Term Securities (Cost – $3,020,767) – 3.7%		3,020,767
Total Investments Before Outstanding Options Written (Cost – $81,019,484*) – 101.0%		82,045,749

Options Written	Contracts	Value
Exchange-Traded Call Options – (0.6)%
Abbott Laboratories, Strike Price USD 65.70, Expires 8/18/12	45	$(5,453)
Aflac, Inc.:
Strike Price USD 46, Expires 8/20/12	18	(234)
Strike Price USD 44, Expires 9/24/12	15	(2,092)
Ameren Corp., Strike Price USD 33.75, Expires 9/17/12	100	(7,084)
AT&T Inc., Strike Price USD 35.75, Expires 8/29/12	125	(27,241)
Automatic Data Processing, Inc., Strike Price USD 55, Expires 8/20/12	60	(12,000)
Bank of America Corp., Strike Price USD 7.50, Expires 9/22/12	80	(2,598)
Bank of Montreal, Strike Price CAD 58, Expires 9/24/12	86	(8,490)
Bank of Nova Scotia, Strike Price CAD 53, Expires 9/24/12	50	(5,285)
Barclays Plc - ADR:
Strike Price USD 10, Expires 8/20/12	24	(1,500)
Strike Price USD 10, Expires 9/24/12	24	(2,280)
BHP Billiton Ltd. - ADR:
Strike Price USD 65, Expires 8/20/12	17	(4,428)
Strike Price USD 65, Expires 9/24/12	17	(5,992)
Bouygues SA, Strike Price EUR 21.50, Expires 8/17/12	33	(719)
Bristol-Myers Squibb Co., Strike Price USD 36, Expires 8/20/12	83	(2,532)
Canon, Inc. - ADR, Strike Price USD 41, Expires 8/02/12	43	–
Caterpillar, Inc.:
Strike Price USD 90, Expires 8/20/12	23	(701)
Strike Price USD 92.50, Expires 8/20/12	23	(264)
Cincinnati Financial Corp., Strike Price USD 37.10, Expires 8/18/12	50	(4,752)
The Coca-Cola Co.:
Strike Price USD 75, Expires 8/20/12	25	(14,750)
Strike Price USD 77.50, Expires 9/24/12	23	(8,855)
Consolidated Edison, Inc., Strike Price USD 62.50, Expires 8/20/12	68	(14,450)
Dominion Resources, Inc., Strike Price USD 55, Expires 9/24/12	34	(1,870)
Emerson Electric Co., Strike Price USD 48, Expires 8/20/12	120	(12,000)
Enbridge, Inc., Strike Price CAD 40, Expires 8/20/12	110	(12,778)
Equity Residential - REIT:
Strike Price USD 65, Expires 8/20/12	23	(805)
Strike Price USD 65, Expires 9/24/12	22	(2,200)
Exxon Mobil Corp., Strike Price USD 84, Expires 8/18/12	70	(21,980)
General Electric Co., Strike Price USD 20, Expires 8/20/12	235	(20,680)
Genuine Parts Co., Strike Price USD 65, Expires 9/24/12	27	(3,713)
The Goldman Sachs Group, Inc., Strike Price USD 100, Expires 8/20/12	13	(4,095)
The Home Depot, Inc., Strike Price USD 52.50, Expires 8/20/12	45	(4,343)
Hopewell Holdings Ltd., Strike Price HKD 20.45, Expires 8/02/12	68,000	(18,285)
HSBC Holdings Plc - ADR, Strike Price USD 44, Expires 8/20/12	102	(1,734)

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (continued)
Hudson City Bancorp, Inc., Strike Price USD 6.50, Expires 8/18/12	120	$(1,264)
Intel Corp.:
Strike Price USD 27, Expires 8/20/12	67	(436)
Strike Price USD 28, Expires 8/20/12	32	(48)
Strike Price USD 26, Expires 9/24/12	45	(2,588)
Strike Price USD 27, Expires 10/22/12	35	(1,733)
International Business Machines Corp., Strike Price USD 195, Expires 9/24/12	30	(15,375)
Johnson & Johnson:
Strike Price USD 66.75, Expires 8/07/12	50	(12,350)
Strike Price USD 70, Expires 9/24/12	20	(1,360)
Liberty Property Trust - REIT, Strike Price USD 36, Expires 9/04/12	33	(3,007)
M&T Bank Corp., Strike Price USD 80, Expires 8/20/12	21	(12,915)
McDonald’s Corp., Strike Price USD 90, Expires 9/24/12	57	(8,094)
MetLife, Inc.:
Strike Price USD 31, Expires 8/20/12	10	(795)
Strike Price USD 30, Expires 9/24/12	25	(4,912)
Microchip Technology, Inc., Strike Price USD 33, Expires 8/20/12	85	(8,075)
Microsoft Corp., Strike Price USD 30.65, Expires 9/22/12	150	(5,162)
National Bank of Canada, Strike Price CAD 75, Expires 9/24/12	23	(3,876)
PepsiCo, Inc., Strike Price USD 72.50, Expires 9/24/12	35	(4,515)
Pfizer, Inc.:
Strike Price USD 24.50, Expires 9/22/12	100	(4,100)
Strike Price USD 24, Expires 9/24/12	60	(3,210)
Philip Morris International, Inc., Strike Price USD 90, Expires 8/20/12	48	(9,864)
PPG Industries, Inc., Strike Price USD 115, Expires 9/24/12	27	(4,253)
PPR SA, Strike Price EUR 120, Expires 8/17/12	6	(2,638)
Reynolds American, Inc.:
Strike Price USD 42, Expires 8/20/12	28	(12,180)
Strike Price USD 44, Expires 8/20/12	55	(13,475)
SAP AG - ADR, Strike Price USD 62.50, Expires 8/20/12	25	(5,188)
Siemens AG - ADR, Strike Price USD 85, Expires 8/20/12	17	(3,018)
Suncor Energy, Inc., Strike Price CAD 32, Expires 9/24/12	15	(1,010)
T Rowe Price Group, Inc., Strike Price USD 65, Expires 9/24/12	26	(1,365)
Total SA - ADR, Strike Price USD 45, Expires 8/20/12	130	(20,150)
TransCanada Corp., Strike Price CAD 44, Expires 9/24/12	45	(8,705)
United Technologies Corp., Strike Price USD 75, Expires 8/20/12	23	(2,380)
Ventas, Inc. - REIT, Strike Price USD 60, Expires 8/20/12	50	(36,750)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Wal-Mart Stores, Inc., Strike Price USD 68.50, Expires 8/07/12	40	$(23,720)
The Walt Disney Co., Strike Price USD 47, Expires 8/20/12	120	(31,140)
Wells Fargo & Co.:
Strike Price USD 34, Expires 8/20/12	30	(1,320)
Strike Price USD 35, Expires 9/24/12	18	(900)
Zurich Financial Services AG:
Strike Price CHF 220, Expires 8/17/12	43	(1,240)
Strike Price CHF 230, Expires 9/21/12	8	(141)
Total Exchange-Traded Call Options		(509,435)
Over-the-Counter Call Options – (0.9)%
ACS Actividades de Construccion y Servicios SA, Strike Price EUR 13.24, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	3,200	(1,770)
Allianz SE, Strike Price EUR 81.34, Expires 9/12/12, Broker UBS Securities LLC	1,800	(5,550)
Altria Group, Inc., Strike Price USD 32.30, Expires 8/07/12, Broker Goldman Sachs & Co.	18,500	(67,895)
American Express Co., Strike Price USD 56.31, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	4,000	(5,709)
AstraZeneca Plc, Strike Price GBP 30.14, Expires 9/12/12, Broker Barclays Plc	7,000	(4,035)
AT&T Inc., Strike Price USD 35.04, Expires 8/09/12, Broker Goldman Sachs & Co.	15,000	(43,200)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 20.93, Expires 8/02/12, Broker UBS Securities LLC	8,600	(22,268)
Axfood AB, Strike Price SEK 238.76, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	3,300	(3,460)
BASF SE, Strike Price EUR 59.64, Expires 9/12/12, Broker UBS Securities LLC	4,500	(9,815)
BHP Billiton Plc, Strike Price GBP 18.44, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	5,700	(7,059)
Bristol-Myers Squibb Co., Strike Price USD 34.75, Expires 8/07/12, Broker Banc of America Securities	8,500	(7,508)
British American Tobacco Plc, Strike Price GBP 34.39, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	7,000	(4,592)
Chevron Corp., Strike Price USD 103.09, Expires 8/03/12, Broker Banc of America Securities	7,500	(48,652)
The Chubb Corp., Strike Price USD 72.02, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	2,800	(2,925)
Dominion Resources, Inc., Strike Price USD 54.64, Expires 8/24/12, Broker Credit Suisse First Boston	4,000	(1,540)
Enel SpA, Strike Price EUR 2.39, Expires 9/12/12, Broker Banc of America Securities	25,300	(1,929)
Esprit Holdings Ltd., Strike Price HKD 12.50, Expires 8/01/12, Broker UBS Securities LLC	22,600	–
Exxon Mobil Corp., Strike Price USD 86.33, Expires 9/04/12, Broker Citigroup Global Markets, Inc.	4,500	(9,281)

JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Frontier Communications Corp.:
Strike Price USD 4.13, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	42,000	$(955)
Strike Price USD 3.64, Expires 9/10/12, Broker UBS Securities LLC	43,500	(12,806)
GlaxoSmithKline Plc, Strike Price GBP 14.88, Expires 9/12/12, Broker Barclays Plc	13,000	(4,765)
Hang Seng Bank Ltd., Strike Price HKD 100.60, Expires 8/02/12, Broker UBS Securities LLC	7,900	(7,119)
HCP, Inc. - REIT, Strike Price USD 46.46, Expires 8/28/12, Broker Morgan Stanley & Co., Inc.	5,100	(6,778)
Health Care REIT, Inc., Strike Price USD 60.25, Expires 8/30/12, Broker UBS Securities LLC	4,500	(11,315)
Hennes & Mauritz AB, Class B, Strike Price SEK 246.19, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	9,500	(8,415)
Hitachi Koki Co. Ltd., Strike Price JPY 628.22, Expires 8/01/12, Broker Banc of America Securities	13,800	–
The Home Depot, Inc., Strike Price USD 51.44, Expires 9/07/12, Broker UBS Securities LLC	4,500	(8,286)
Iberdrola SA, Strike Price EUR 3.17, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	17,000	(2,462)
Indra Sistemas SA, Strike Price EUR 6.36, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	6,400	(6,565)
Keppel Corp. Ltd., Strike Price SGD 10.18, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	25,000	(19,223)
Kesko Oyj, Class B, Strike Price EUR 20.35, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	3,900	(6,855)
Kraft Foods, Inc., Class A:
Strike Price USD 38.57, Expires 8/10/12, Broker Goldman Sachs & Co.	2,700	(3,282)
Strike Price USD 38.57, Expires 8/22/12, Broker Goldman Sachs & Co.	2,700	(3,546)
Man Group Plc, Strike Price GBP 0.70, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	31,000	(5,489)
Merck & Co., Inc.:
Strike Price USD 37.72, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	4,000	(25,790)
Strike Price USD 37.72, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	4,000	(25,790)
Mitsui & Co. Ltd., Strike Price JPY 1,130.46, Expires 8/02/12, Broker Citigroup Global Markets, Inc.	18,700	(5,992)
Mobistar SA, Strike Price EUR 27.98, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	1,900	(199)
National Australia Bank Ltd., Strike Price AUD 22.78, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	16,000	(34,416)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Nestle SA, Strike Price CHF 56.03, Expires 8/13/12, Broker UBS Securities LLC	2,600	$(10,528)
NextEra Energy, Inc., Strike Price USD 68.40, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	4,700	(11,772)
Oracle Corp. Japan, Strike Price JPY 2,839.92, Expires 8/02/12, Broker Banc of America Securities	4,800	(40,379)
Pfizer, Inc., Strike Price USD 21.93, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	6,500	(13,689)
Power Assets Holdings Ltd., Strike Price HKD 54.18, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	47,000	(40,457)
Ratos AB, Class B, Strike Price SEK 73.23, Expires 9/12/12, Broker UBS Securities LLC	16,800	(6,545)
Ricoh Co. Ltd., Strike Price JPY 595.34, Expires 8/01/12, Broker Banc of America Securities	18,000	–
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 68.17, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	3,000	(4,591)
Sanofi SA, Strike Price EUR 58.13, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	1,600	(16,110)
Santos Ltd., Strike Price AUD 12.22, Expires 8/01/12, Broker Citigroup Global Markets, Inc.	31,000	–
Scania AB, Class B, Strike Price SEK 115.02, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	16,600	(10,338)
Schneider Electric SA, Strike Price EUR 44.00, Expires 9/05/12, Broker UBS Securities LLC	3,700	(13,571)
Sharp Corp., Strike Price JPY 420.68, Expires 8/01/12, Broker Morgan Stanley & Co., Inc.	14,000	–
Singapore Technologies Engineering Ltd., Strike Price SGD 2.98, Expires 8/02/12, Broker UBS Securities LLC	62,000	(15,410)
Societe Generale SA, Strike Price EUR 18.25, Expires 9/12/12, Broker UBS Securities LLC	1,700	(2,214)
Solvay SA, Strike Price EUR 83.79, Expires 9/12/12, Broker UBS Securities LLC	1,200	(7,870)
The Southern Co., Strike Price USD 48.59, Expires 9/27/12, Broker UBS Securities LLC	9,000	(4,185)
SSE Plc, Strike Price GBP 14.60, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	14,000	(11)
Standard Chartered Plc, Strike Price GBP 15.00, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	13,400	(7,366)
Takeda Pharmaceutical Co. Ltd., Strike Price JPY 3,311.86, Expires 8/02/12, Broker Citigroup Global Markets, Inc.	5,400	(19,106)
TeliaSonera AB, Strike Price SEK 45.67, Expires 9/12/12, Broker UBS Securities LLC	22,700	(1,561)
United Overseas Bank Ltd., Strike Price SGD 17.67, Expires 8/02/12, Broker UBS Securities LLC	9,000	(16,404)
United Technologies Corp., Strike Price USD 75.70, Expires 9/07/12, Broker Morgan Stanley & Co., Inc.	2,000	(2,648)

4	JULY 31, 2012

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Verizon Communications, Inc., Strike Price USD 45, Expires 9/11/12, Broker Goldman Sachs & Co.	12,600	$(10,807)
Vinci SA, Strike Price EUR 36.16, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	4,900	(4,173)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Wells Fargo & Co.:
Strike Price USD 31.70, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	1,500	$(3,165)
Strike Price USD 32.84, Expires 8/16/12, Broker Deutsche Bank Securities Corp.	3,000	(3,512)
Total Over-the-Counter Call Options		(713,648)
Total Options Written (Premiums Received – $689,529) – (1.5)%		(1,223,083)
Total Investments Net of Outstanding Options Written – 99.5%		80,822,666
Other Assets Less Liabilities – 0.5%		422,374
Net Assets – 100.0%		$81,245,040

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$83,943,481
Gross unrealized appreciation	$2,472,638
Gross unrealized depreciation	(4,370,370)
Net unrealized depreciation	$(1,897,732)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,393,859	(7,373,092)	3,020,767	$130	$5,510

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
USD 5,975	CAD 6,000	UBS Securities LLC	8/01/12		$(8)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$571,320	$2,620,178	–	$3,191,498
Belgium	145,623	301,094	–	446,717
Canada	4,030,827	–	–	4,030,827
Finland	–	247,900	–	247,900
France	1,479,590	1,857,689	–	3,337,279
Germany	770,706	1,256,795	–	2,027,501
Hong Kong	–	1,759,378	–	1,759,378
Italy	–	180,199	–	180,199
Japan	354,570	2,530,921	–	2,885,491
Netherlands	501,270	–	–	501,270
Singapore	–	1,343,960	–	1,343,960
Spain	–	421,049	–	421,049
Sweden	–	2,682,274	–	2,682,274
Switzerland	–	672,022	–	672,022
United Kingdom	1,190,374	4,486,261	–	5,676,635
United States	49,620,982	–	–	49,620,982
Short-Term Securities	3,020,767	–	–	3,020,767
Total	$61,686,029	$20,359,720	–	$82,045,749

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(367,700)	$(855,383)	–	$(1,223,083)
Foreign currency exchange contracts	(8)	–	–	(8)
Total	$(367,708)	$(855,383)	–	$(1,223,091)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$345,077	–	–	$345,077
Liabilities:
Bank overdraft	–	$(733,584)	–	(733,584)
Total	$345,077	$(733,584)	–	$(388,507)

There were no transfers between levels during the period ended July 31, 2012.

6	JULY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock S&P Quality Rankings Global Equity Managed Trust

Date:	September 25, 2012